CASH AND BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2021
CASH AND BORROWINGS
Schedule of net debt

	2021	2020
	$ million	$ million
Bank overdrafts, borrowings and loans due within one year	435	279
Long-term bank borrowings	554	930
Corporate bond	993	992
Private placement notes	1,160	1,285
Borrowings	3,142	3,486
Cash at bank	(1,290)	(1,762)
Credit balance on derivatives – interest rate swaps	–	(2)
Net debt	1,852	1,722
Non-current lease liabilities	141	146
Current lease liabilities	56	58
Net debt including lease liabilities	2,049	1,926

Schedule of borrowings repayable

	Within	Between	Between	Between	Between
	one year or	one and	two and	three and	four and	After
	on demand	two years	three years	four years	five years	five years	Total
	$ million	$ million	$ million	$ million	$ million	$ million	$ million
At 31 December 2021
Bank loans	305	554	–	–	–	–	859
Bank overdrafts	5	–	–	–	–	–	5
Corporate bond	–	–	–	–	–	993	993
Private placement notes	125	105	430	–	75	550	1,285
Lease liabilities[1]	56	33	33	23	18	47	210
	491	692	463	23	93	1,590	3,352
At 31 December 2020
Bank loans	1	604	326	–	–	–	931
Bank overdrafts	11	–	–	–	–	–	11
Corporate bond	–	–	–	–	–	992	992
Private placement notes	267	125	105	430	–	625	1,552
Lease liabilities[1]	58	44	30	21	15	47	215
	337	773	461	451	15	1,664	3,701

1	The lease liabilities presented above of $210m (2020: $215m) are on an undiscounted basis. The lease liabilities on a discounted basis, as outlined above, are $197m (2020: $204m).

Schedule of committed facility

Facility	Date due
$75 million 3.46% Senior Notes	January 2022
€269 million bilateral, term loan facility	May 2022
$50 million 3.15% Senior Notes	November 2022
€265 million bilateral, term loan facility	April 2023
€223 million bilateral, term loan facility	May 2023
$105 million 3.26% Senior Notes	November 2023
$100 million 3.89% Senior Notes	January 2024
$305 million 3.36% Senior Notes	November 2024
$25 million Floating Rate Senior Notes	November 2024
$1.0 billion syndicated revolving credit facility	June 2025
$75 million 3.99% Senior Notes	January 2026
$140 million 2.83% Senior Notes	June 2027
$60 million 2.90% Senior Notes	June 2028
$100 million 2.97% Senior Notes	June 2029
$95 million 2.99% Senior Notes	June 2030
$1.0 billion 2.032% Corporate Bond	October 2030
$155 million 3.09% Senior Notes	June 2032

Schedule of year end financial liabilities by contractual maturity

	Within one	Between	Between
	year or on	one and	two and	After
	demand	two years	five years	five years	Total
	$ million	$ million	$ million	$ million	$ million
At 31 December 2021
Non-derivative financial liabilities:
Bank overdrafts and loans	310	554	–	–	864
Corporate bond	20	20	61	1,077	1,178
Trade and other payables	1,043	–	–	–	1,043
Private placement notes	165	142	574	599	1,480
Acquisition consideration	35	19	42	–	96
Derivative financial instruments:
Currency swaps/forward foreign exchange contracts – outflow	2,322	–	–	–	2,322
Currency swaps/forward foreign exchange contracts – inflow	(2,342)	–	–	–	(2,342)
	1,553	735	677	1,676	4,641
At 31 December 2020
Non-derivative financial liabilities:
Bank overdrafts and loans	12	604	326	–	942
Corporate bond	20	20	61	1,102	1,203
Trade and other payables	891	1	–	–	892
Private placement notes	311	165	623	691	1,790
Acquisition consideration	72	34	59	5	170
Derivative financial instruments:
Currency swaps/forward foreign exchange contracts – outflow	2,581	–	–	–	2,581
Currency swaps/forward foreign exchange contracts – inflow	(2,544)	–	–	–	(2,544)
	1,343	824	1,069	1,798	5,034